UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2890

Fidelity Phillips Street Trust
 (Exact name of registrant as specified in charter)

245 Summer Street, Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2015

Item 1. Reports to Stockholders

Fidelity®

U.S. Government Reserves

Semiannual Report

May 31, 2015
(Cover Art)

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes/ Performance	(Click Here)	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	(Click Here)	A complete list of the fund's investments.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Proxy Voting Results	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2014 to May 31, 2015).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense RatioB	Beginning Account Value December 1, 2014	Ending Account Value May 31, 2015	Expenses Paid During Period* December 1, 2014 to May 31, 2015
Actual	.13%	$ 1,000.00	$ 1,000.05	$ .65
HypotheticalA		$ 1,000.00	$ 1,024.28	$ .66

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 5/31/15	% of fund's investments 11/30/14	% of fund's investments 5/31/14
1 - 7	45.6	55.8	43.3
8 - 30	18.2	12.5	20.5
31 - 60	5.5	4.2	5.4
61 - 90	15.3	9.8	16.4
91 - 180	14.0	5.0	7.4
> 180	1.4	12.7	7.0
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	5/31/15	11/30/14	5/31/14
Fidelity U.S. Government Reserves	42 Days	55 Days	47 Days
Government Retail Money Market Funds Average*	46 Days	51 Days	48 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	5/31/15	11/30/14	5/31/14
Fidelity U.S. Government Reserves	87 Days	109 Days	107 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

* Source: iMoneyNet, Inc.
Asset Allocation (% of fund's net assets)
As of May 31, 2015	As of November 30, 2014
Treasury Debt 0.8%	Treasury Debt 0.7%
Government Agency Debt 54.7%	Government Agency Debt 45.8%
Repurchase Agreements 44.6%	Repurchase Agreements 54.5%
Net Other Assets (Liabilities)** (0.1)%	Net Other Assets (Liabilities)** (1.0)%

** Net Other Assets (Liabilities) are not included in the pie chart.

Current and Historical Seven-Day Yields
	5/31/15	2/28/15	11/30/14	8/31/14	5/31/14
Fidelity U.S. Government Reserves	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the Fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/ or waivers the yield for the period ending May 31, 2015, the most recent period shown in the table, would have been -0.25%.

Semiannual Report

Investments May 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Treasury Debt - 0.8%
	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 0.8%
U.S. Treasury Notes
10/31/15	0.18%
(Cost $15,004)		$ 15,000	$ 15,004
Government Agency Debt - 54.7%

Federal Agencies - 54.7%
Fannie Mae
8/5/15 to 10/21/15	0.15 to 0.18 (b)	42,000	41,998
Federal Farm Credit Bank
1/25/16 to 10/3/16	0.15 to 0.20 (b)	39,700	39,703
Federal Home Loan Bank
6/4/15 to 12/23/16	0.11 to 0.35 (b)	864,470	864,489
Freddie Mac
6/26/15 to 1/12/17	0.17 to 0.19 (b)	117,000	116,995
TOTAL GOVERNMENT AGENCY DEBT (Cost $1,063,185)			1,063,185
Government Agency Repurchase Agreement - 44.6%
	Maturity Amount (000s)
In a joint trading account at 0.12% dated 5/29/15 due 6/1/15 (Collateralized by U.S. Government Obligations) #	$ 347,000	346,996
With:
BNP Paribas Securities Corp. at:
0.1%, dated 4/20/15 due 6/5/15 (Collateralized by U.S. Government Obligations valued at $43,917,087, 0% - 6.5%, 11/15/15 - 3/1/45)	43,008	43,000
0.11%, dated 4/6/15 due 6/5/15 (Collateralized by U.S. Treasury Obligations valued at $43,871,546, 0% - 6%, 5/11/17 - 5/1/45)	43,012	43,000
ING Financial Markets LLC at 0.09%, dated:
5/4/15 due 6/4/15 (Collateralized by U.S. Government Obligations valued at $32,645,216, 4%, 2/1/42)	32,002	32,000
5/7/15 due 6/5/15 (Collateralized by U.S. Government Obligations valued at $25,503,570, 4%, 2/1/42)	25,002	25,000
5/18/15 due 6/5/15 (Collateralized by U.S. Government Obligations valued at $12,241,052, 3.5%, 10/1/42)	12,001	12,000
Government Agency Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Merrill Lynch, Pierce, Fenner & Smith at:
0.11%, dated 4/20/15 due 6/5/15 (Collateralized by U.S. Government Obligations valued at $69,368,901, 1.63% - 5.5%, 4/1/18 - 4/20/65)	$ 68,012	$ 68,000
0.12%, dated 4/16/15 due 6/5/15 (Collateralized by U.S. Government Obligations valued at $45,907,603, 0%, 10/15/19 - 10/15/25)	45,009	45,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at 0.17%, dated:
4/6/15 due 6/5/15 (Collateralized by U.S. Government Obligations valued at $40,810,790, 1.34% - 5.66%, 12/1/21 - 4/1/45)	40,011	40,000
4/7/15 due 6/8/15 (Collateralized by U.S. Government Obligations valued at $41,039,519, 1.34% - 9%, 12/1/21 - 5/1/51)	40,012	40,000
Mizuho Securities U.S.A., Inc. at 0.18%, dated 5/15/15 due 6/5/15 (Collateralized by U.S. Treasury Obligations valued at $6,180,615, 4.38%, 5/15/41)	6,003	6,000
RBC Capital Markets Corp. at:
0.12%, dated 5/5/15 due 6/5/15 (Collateralized by U.S. Government Obligations valued at $32,643,988, 2.15% - 5%, 10/1/28 - 5/20/45)	32,010	32,000
0.13%, dated:
3/13/15 due 6/5/15 (Collateralized by U.S. Government Obligations valued at $34,690,622, 1.75% - 5%, 8/1/27 - 5/20/45)	34,011	34,000
4/15/15 due 6/5/15 (Collateralized by U.S. Government Obligations valued at $17,512,973, 3%, 1/15/40 - 6/25/44)	17,006	17,000
0.14%, dated 5/20/15 due 6/5/15 (Collateralized by U.S. Government Obligations valued at $21,421,000, 3% - 5%, 11/1/32 - 5/20/45)	21,007	21,000
Government Agency Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Wells Fargo Securities, LLC at:
0.1%, dated 5/27/15 due 6/3/15 (Collateralized by U.S. Treasury Obligations valued at $49,980,732, 1.5%, 6/30/16)	$ 49,001	$ 49,000
0.13%, dated 5/4/15 due 8/3/15 (Collateralized by U.S. Treasury Obligations valued at $13,391,446, 2.75%, 11/15/42)	13,004	13,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT (Cost $866,996)		866,996
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $1,945,185)		1,945,185
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(1,242)
NET ASSETS - 100%		$ 1,943,943
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$346,996,000 due 6/01/15 at 0.12%
BNP Paribas Securities Corp.	$ 50,446
BNY Mellon Capital Markets LLC	82,248
Barclays Capital, Inc.	13,434
Credit Agricole CIB New York Branch	21,293
HSBC Securities (USA), Inc.	5,940
Mizuho Securities USA, Inc.	114,234
Societe Generale	18,277
Wachovia Bank NA	41,124
$ 346,996
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	May 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $866,996) - See accompanying schedule: Unaffiliated issuers (cost $1,945,185)		$ 1,945,185
Receivable for fund shares sold		1,719
Interest receivable		497
Prepaid expenses		1
Receivable from investment adviser for expense reductions		1
Total assets		1,947,403

Liabilities
Payable for fund shares redeemed	$ 2,868
Accrued management fee	100
Proxy fees payable	452
Other affiliated payables	17
Other payables and accrued expenses	23
Total liabilities		3,460

Net Assets		$ 1,943,943
Net Assets consist of:
Paid in capital		$ 1,943,904
Accumulated undistributed net realized gain (loss) on investments		39
Net Assets, for 1,943,468 shares outstanding		$ 1,943,943
Net Asset Value, offering price and redemption price per share ($1,943,943 ÷ 1,943,468 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended May 31, 2015 (Unaudited)

Investment Income
Interest		$ 1,458

Expenses
Management fee	$ 1,724
Transfer agent fees	1,518
Accounting fees and expenses	102
Custodian fees and expenses	7
Independent trustees' compensation	5
Registration fees	43
Audit	28
Legal	2
Proxy fees	474
Miscellaneous	9
Total expenses before reductions	3,912
Expense reductions	(2,559)	1,353
Net investment income (loss)		105
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		2
Net increase in net assets resulting from operations		$ 107

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2015 (Unaudited)	Year ended November 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 105	$ 232
Net realized gain (loss)	2	12
Net increase in net assets resulting from operations	107	244
Distributions to shareholders from net investment income	(105)	(232)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	385,100	751,354
Reinvestment of distributions	104	229
Cost of shares redeemed	(666,698)	(905,989)
Net increase (decrease) in net assets and shares resulting from share transactions	(281,494)	(154,406)
Total increase (decrease) in net assets	(281,492)	(154,394)

Net Assets
Beginning of period	2,225,435	2,379,829
End of period	$ 1,943,943	$ 2,225,435

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss) E	-	-	-	-	-	-
Net realized and unrealized gain (loss) E	-	-	-	-	-	-
Total from investment operations E	-	-	-	-	-	-
Distributions from net investment income E	-	-	-	-	-	-
Distributions from net realized gain	-	-	-	- E	- E	- E
Total distributions E	-	-	-	-	-	-
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB, C	-%	.01%	.01%	.01%	.02%	.01%
Ratios to Average Net AssetsD
Expenses before reductions	.37%A	.32%	.32%	.32%	.33%	.32%
Expenses net of fee waivers, if any	.13%A	.10%	.14%	.18%	.19%	.28%
Expenses net of all reductions	.13%A	.10%	.14%	.18%	.19%	.28%
Net investment income (loss)	.01%A	.01%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$ 1,944	$ 2,225	$ 2,380	$ 2,479	$ 2,649	$ 2,849

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2015 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® U.S. Government Reserves (the Fund) is a fund of Fidelity Phillips Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The

Semiannual Report

2. Significant Accounting Policies - continued

Investment Transactions and Income - continued

principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. During the period, the Fund incurred an excise tax liability on undistributed net investment income and undistributed short-term capital gain which is included in Miscellaneous expense on the Statement of Operations. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation) on securities	$ -

Tax cost	$ 1,945,185

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

2. Significant Accounting Policies - continued

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR), or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

New Rule Issuance. In July 2014, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-9616, Money Market Fund Reform; Amendments to Form PF, which amends the rules governing money market funds. The final amendments impose different implementation dates for the changes that certain money market funds will need to make. Management is currently evaluating the implication of these amendments and their impact of the Final Rule to the Fund's financial statements and related disclosures.

3. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is calculated on the basis of a group fee rate plus a total income-based component. The annualized group fee rate averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The

Semiannual Report

3. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

group fee rate decreases as assets under management increase and increases as assets under management decrease. The total income-based component is calculated according to a graduated schedule providing for different rates based on the Fund's gross annualized yield. The rate increases as the Fund's gross yield increases.

During the period the income-based portion of this fee was $558 or an annualized rate of .05% of the Fund's average net assets. For the reporting period, the Fund's total annualized management fee rate was .16% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .14% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

4. Expense Reductions.

The investment adviser or its affiliates voluntarily agreed to waive certain fees in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver was $2,559.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of two hundred and fifteen dollars.

5. Proposed Reorganization.

The Board of Trustees of the Fund approved an Agreement and Plan of Reorganization (the Agreement) between the Fund and Fidelity Government Money Market Fund. Pursuant to the Agreement, Fidelity Government Money Market Fund will acquire all the assets and assume all the liabilities of the Fund. The reorganization will be accomplished by an exchange of shares of the Fund for Premium Class shares of Fidelity Government Money Market Fund at a net asset value of $1.00 on the date the reorganization is effective. The reorganization provides shareholders of the Fund access to a larger portfolio with a similar investment objective.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Proposed Reorganization - continued

The Fund's Shareholders approved the reorganization which is expected to become effective on or about November 20, 2015. The reorganization is expected to qualify as a tax-free transaction for federal income tax purposes with no gain or loss recognized by the funds or their shareholders.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 12, 2015. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
Elizabeth S. Acton
Affirmative	77,581,512,724.09	94.309
Withheld	4,681,595,131.74	5.691
TOTAL	82,263,107,855.83	100.000
John Engler
Affirmative	77,235,029,401.53	93.888
Withheld	5,028,078,454.30	6.112
TOTAL	82,263,107,855.83	100.000
Albert R. Gamper, Jr.
Affirmative	77,268,568,490.51	93.929
Withheld	4,994,539,365.32	6.071
TOTAL	82,263,107,855.83	100.000
Robert F. Gartland
Affirmative	77,545,384,692.59	94.266
Withheld	4,717,723,163.24	5.734
TOTAL	82,263,107,855.83	100.000
Abigail P. Johnson
Affirmative	77,356,390,361.37	94.036
Withheld	4,906,717,494.46	5.964
TOTAL	82,263,107,855.83	100.000
Arthur E. Johnson
Affirmative	77,271,251,758.26	93.932
Withheld	4,991,856,097.57	6.068
TOTAL	82,263,107,855.83	100.000
Michael E. Kenneally
Affirmative	77,580,680,421.27	94.308
Withheld	4,682,427,434.56	5.692
TOTAL	82,263,107,855.83	100.000
James H. Keyes
Affirmative	77,389,839,684.09	94.076
Withheld	4,873,268,171.74	5.924
TOTAL	82,263,107,855.83	100.000
Marie L. Knowles
Affirmative	77,416,264,861.99	94.109
Withheld	4,846,842,993.84	5.891
TOTAL	82,263,107,855.83	100.000
Geoffrey A. von Kuhn
Affirmative	77,407,603,118.64	94.098
Withheld	4,855,504,737.19	5.902
TOTAL	82,263,107,855.83	100.000
PROPOSAL 2

To approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets of Fidelity U.S. Government Reserves to Fidelity Government Money Market Fund in exchange solely for shares of beneficial interest of Fidelity Government Money Market Fund and the assumption by Fidelity Government Money Market Fund of Fidelity U.S. Government Reserves' liabilities, in complete liquidation of Fidelity U.S. Government Reserves.B

	# of Votes	% of Votes
Affirmative	1,023,408,600.62	88.565
Against	72,527,085.50	6.277
Abstain	48,552,091.62	4.202
Broker Non-Votes	11,058,473.67	0.956
TOTAL	1,155,546,251.41	100.000
A Denotes trust-wide proposal and voting results. B The special meeting of shareholders of U.S. Government Reserves reconvened on June 8, 2015 with respect to this proposal.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

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for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

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Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

FUS-SANN-0715
1.704672.117

Fidelity®

Cash Reserves

Semiannual Report

May 31, 2015

(Fidelity Cover Art)

Contents

Note to shareholders	(Click Here)	Important information about the fund.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes/ Performance	(Click Here)	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	(Click Here)	A complete list of the fund's investments.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Proxy Voting Results	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Note to shareholders

At a special shareholder meeting of Cash Reserves held on May 12, 2015, shareholders approved a proposal to modify the fund's fundamental concentration policy. This change will enable the fund to operate as a government money market fund. The modification to the fund's fundamental concentration policy and fund's transition to a government money market fund are expected to become effective in the fourth quarter of 2015.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2014 to May 31, 2015).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

	Annualized Expense RatioB	Beginning Account Value December 1, 2014	Ending Account Value May 31, 2015	Expenses Paid During Period* December 1, 2014 to May 31, 2015
Actual	.27%	$ 1,000.00	$ 1,000.10	$ 1.35
HypotheticalA		$ 1,000.00	$ 1,023.59	$ 1.36

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 5/31/15	% of fund's investments 11/30/14	% of fund's investments 5/31/14
1 - 7	32.3	37.1	26.4
8 - 30	25.3	23.7	27.2
31 - 60	16.2	8.3	10.9
61 - 90	15.2	12.3	14.6
91 - 180	10.0	14.4	19.1
> 180	1.0	4.2	1.8
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	5/31/15	11/30/14	5/31/14
Fidelity Cash Reserves	38 Days	47 Days	48 Days
All Taxable Money Market Funds Average*	39 Days	46 Days	44 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	5/31/15	11/30/14	5/31/14
Fidelity Cash Reserves	83 Days	99 Days	84 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

* Source: iMoney, Net. Inc.

Semiannual Report

Asset Allocation (% of fund's net assets)
As of May 31, 2015	As of November 30, 2014
Certificates of Deposit 55.7%	Certificates of Deposit 60.3%
Commercial Paper 7.9%	Commercial Paper 11.8%
Variable Rate Demand Notes (VRDNs) 0.2%	Variable Rate Demand Notes (VRDNs) 0.2%
Other Notes 1.6%	Other Notes 1.6%
Treasury Debt 6.6%	Treasury Debt 0.8%
Government Agency Debt 9.3%	Government Agency Debt 5.0%
Other Instruments 9.1%	Other Instruments 3.5%
Repurchase Agreements 11.1%	Repurchase Agreements 16.4%
Net Other Assets (Liabilities)** (1.5)%	Net Other Assets (Liabilities) 0.4%

Current and Historical Seven-Day Yields

	05/31/15	02/28/15	11/30/14	8/31/14	5/31/14
Fidelity Cash Reserves	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the Fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending May 31, 2015, the most recent period shown in the table, would have been -0.07%.

** Net other assets (liabilities) are not included in the pie chart.

Semiannual Report

Investments May 31, 2015

Showing Percentage of Net Assets

Certificate of Deposit - 55.7%
		Yield (a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 2.1%
BMO Harris Bank NA
	8/20/15	0.33%	$ 280,000	$ 280,000
State Street Bank & Trust Co.
	6/8/15	0.26	445,000	445,000
Wells Fargo Bank NA
	8/3/15 to 9/2/15	0.26 to 0.27	1,563,000	1,563,000
				2,288,000
London Branch, Eurodollar, Foreign Banks - 4.5%
ABN AMRO Bank NV
	6/19/15 to 8/14/15	0.28 to 0.31	1,724,000	1,723,344
Credit Agricole SA
	8/5/15	0.30	535,000	535,000
HSBC Bank PLC
	9/17/15	0.29	375,000	375,000
Mizuho Bank Ltd.
	7/27/15 to 8/7/15	0.28 to 0.30	392,000	391,806
National Australia Bank Ltd.
	7/7/15 to 9/30/15	0.30	1,914,000	1,914,000
Sumitomo Mitsui Trust Bank Ltd.
	9/21/15	0.31	86,000	86,000
				5,025,150
New York Branch, Yankee Dollar, Foreign Banks - 49.1%
Bank of Montreal
	7/14/15 to 8/18/15	0.26 to 0.27 (c)	1,276,000	1,276,000
Bank of Montreal Chicago CD Program
	7/9/15 to 9/11/15	0.27 to 0.31 (c)	1,129,500	1,129,500
Bank of Nova Scotia
	7/13/15 to 10/1/15	0.27 to 0.36 (c)	2,641,000	2,641,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
	6/4/15 to 9/1/15	0.27	4,370,000	4,370,000
Barclays Bank PLC
	6/29/15 to 6/30/15	0.30	2,692,000	2,692,000
Certificate of Deposit - continued
		Yield (a)	Principal Amount (000s)	Value (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
BNP Paribas New York Branch
	7/1/15 to 7/6/15	0.27%	$ 1,046,000	$ 1,046,000
Canadian Imperial Bank of Commerce
	6/17/15 to 10/5/15	0.25 to 0.36 (c)	2,234,000	2,234,000
Credit Agricole CIB
	9/1/15	0.30	950,000	950,000
Credit Industriel et Commercial
	6/3/15	0.13	2,542,000	2,542,000
Credit Suisse AG
	7/6/15 to 10/9/15	0.35 to 0.39	3,756,000	3,756,000
Landesbank Baden-Wuerttemberg New York Branch
	6/4/15 to 7/7/15	0.16 to 0.27	3,894,000	3,894,000
Lloyds TSB Bank PLC New York Branch
	6/3/15	0.14	858,000	858,000
Mizuho Corporate Bank Ltd.
	6/17/15 to 9/18/15	0.28 to 0.29	4,067,000	4,067,000
Natexis Banques Populaires New York Branch
	6/1/15 to 9/1/15	0.28 to 0.31 (c)	5,537,000	5,537,000
Rabobank Nederland New York Branch
	6/4/15 to 6/8/15	0.25	775,000	775,000
Royal Bank of Canada
	6/26/15 to 11/10/15	0.25 to 0.27 (c)	1,110,000	1,110,000
Skandinaviska Enskilda Banken
	8/5/15	0.27	500,000	500,000
Sumitomo Mitsui Banking Corp.
	6/2/15 to 10/15/15	0.28 to 0.39 (c)	5,535,300	5,535,300
Sumitomo Mitsui Trust Bank Ltd.
	6/5/15 to 9/11/15	0.12 to 0.29	3,992,000	3,992,000
Toronto-Dominion Bank
	6/8/15 to 10/6/15	0.25 to 0.31 (c)	1,588,000	1,588,000
UBS AG
	6/9/15 to 9/25/15	0.34 to 0.37 (c)	3,948,000	3,948,000
				54,440,800
TOTAL CERTIFICATE OF DEPOSIT (Cost $61,753,950)				61,753,950
Financial Company Commercial Paper - 6.4%
		Yield (a)	Principal Amount (000s)	Value (000s)
BAT International Finance PLC
	6/2/15 to 6/3/15	0.45%	$ 274,157	$ 274,153
BNP Paribas New York Branch
	8/4/15 to 8/5/15	0.28	863,000	862,567
Commonwealth Bank of Australia
	7/16/15	0.27 (c)	300,000	300,000
DNB Bank ASA
	6/1/15 to 8/24/15	0.25 to 0.30	452,000	451,717
Fortis Funding LLC
	7/6/15	0.27	271,000	270,929
Landesbank Baden-Wurttemberg
	6/4/15	0.16	1,650,000	1,649,978
Lloyds Bank PLC
	6/3/15 to 6/4/15	0.14	1,238,000	1,237,988
Mitsubishi UFJ Trust & Banking Corp.
	6/9/15	0.27	318,000	317,981
Nationwide Building Society
	7/27/15 to 8/28/15	0.44	1,064,000	1,063,027
PNC Bank NA
	8/7/15	0.35	428,000	427,721
Sumitomo Trust & Banking Co. Ltd.
	8/27/15 to 8/31/15	0.26 to 0.29	260,000	259,820
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER (Cost $7,115,881)				7,115,881
Asset Backed Commercial Paper - 1.3%

Sheffield Receivables Corp. (Barclays Bank PLC Guaranteed)

	7/10/15	0.30	200,000	199,935
	7/13/15	0.30	76,000	75,973
Asset Backed Commercial Paper - continued
		Yield (a)	Principal Amount (000s)	Value (000s)
Sheffield Receivables Corp. (Barclays Bank PLC Guaranteed) - continued
	7/15/15	0.30%	$ 300,000	$ 299,890
	7/24/15	0.30	200,000	199,912
	7/27/15	0.30	200,000	199,907
	7/28/15	0.30	94,000	93,955
	9/10/15	0.35	206,000	205,798
	9/11/15	0.35	204,000	203,798
TOTAL ASSET BACKED COMMERCIAL PAPER (Cost $1,479,168)				1,479,168
Other Commercial Paper - 0.2%

Xerox Corp.
(Cost $184,000)	6/1/15 to 6/2/15	0.46	184,000	184,000
Treasury Debt - 6.6%

U.S. Treasury Obligations - 6.6%
U.S. Treasury Bills
	6/25/15	0.16	490,000	489,949
U.S. Treasury Notes
	6/15/15 to 12/31/15	0.10 to 0.30	6,866,080	6,877,173
TOTAL TREASURY DEBT (Cost $7,367,122)				7,367,122
Other Note - 1.6%

Medium-Term Notes - 1.6%
Dominion Resources, Inc.
	6/22/15	0.38 (b)(c)	330,000	330,000
International Bank Reconstruction & Development
	10/28/15	0.30	412,000	412,000
Svenska Handelsbanken AB
	9/25/15	0.35 (b)(c)	50,000	50,000
	9/25/15	0.35 (b)(c)	50,000	50,000
	9/25/15	0.35 (b)(c)	50,000	50,000
	9/25/15	0.35 (b)(c)	50,000	50,000
Other Note - continued
		Yield (a)	Principal Amount (000s)	Value (000s)
Medium-Term Notes - continued
Svenska Handelsbanken AB - continued
	9/25/15	0.35% (b)(c)	$ 50,000	$ 50,000
	9/25/15	0.35 (b)(c)	50,000	50,000
	9/25/15	0.35 (b)(c)	50,000	50,000
	9/25/15	0.35 (b)(c)	50,000	50,000
	9/25/15	0.35 (b)(c)	50,000	50,000
	9/25/15	0.35 (b)(c)	50,000	50,000
	9/25/15	0.35 (b)(c)	50,000	50,000
	9/25/15	0.35 (b)(c)	50,000	50,000
	9/25/15	0.35 (b)(c)	50,000	50,000
	9/25/15	0.35 (b)(c)	50,000	50,000
	9/25/15	0.35 (b)(c)	50,000	50,000
	9/25/15	0.35 (b)(c)	50,000	50,000
	9/25/15	0.35 (b)(c)	16,000	16,000
	10/15/15	0.36 (b)(c)	208,000	208,000
TOTAL OTHER NOTE (Cost $1,766,000)				1,766,000
Variable Rate Demand Note - 0.2%

Delaware - 0.2%
LP Pinewood SPV LLC Taxable, LOC Wells Fargo Bank NA, VRDN
(Cost $181,000)	6/5/15	0.18 (c)	181,000	181,000
Government Agency Debt - 9.3%

Federal Agencies - 9.3%
Fannie Mae
	1/26/17	0.20 (c)	500,000	499,916
Federal Farm Credit Bank
	6/20/16 to 9/15/16	0.14 to 0.19 (c)	648,365	648,347
Federal Home Loan Bank
	6/4/15 to 12/23/16	0.12 to 0.25 (c)	5,970,750	5,970,208
Freddie Mac
	7/21/16 to 1/12/17	0.17 to 0.19 (c)	3,250,000	3,249,350
TOTAL GOVERNMENT AGENCY DEBT (Cost $10,367,821)				10,367,821
Other Instrument - 9.1%
		Yield (a)	Principal Amount (000s)	Value (000s)
Time Deposits - 9.1%
Barclays Bank PLC
	6/1/15	0.14%	$ 1,705,000	$ 1,705,000
Credit Agricole CIB
	6/1/15	0.10	4,059,000	4,059,000
ING Bank NV
	6/5/15	0.14	852,000	852,000
Skandinaviska Enskilda Banken AB
	6/1/15	0.11	2,064,000	2,064,000
Swedbank AB
	6/1/15	0.07	1,400,000	1,400,000
TOTAL OTHER INSTRUMENT (Cost $10,080,000)				10,080,000
Government Agency Repurchase Agreement - 0.4%
	Maturity Amount (000s)
In a joint trading account at 0.12% dated 5/29/15 due 6/1/15 (Collateralized by U.S. Government Obligations) #	$ 71,294	71,293
With Mizuho Securities U.S.A., Inc. at 0.18%, dated 5/15/15 due 6/5/15 (Collateralized by U.S. Government Obligations valued at $363,150,866, 2.44% - 4.5%, 7/1/24 - 6/1/45)	356,162	356,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT (Cost $427,293)		427,293
Other Repurchase Agreement - 10.7%

Other Repurchase Agreement - 10.7%
With:
BNP Paribas Securities Corp. at 0.28%, dated 5/11/15 due 6/5/15 (Collateralized by Corporate Obligations valued at $58,809,604, 1% - 8.5%, 11/20/15 - 1/31/44)	56,013	56,000
Citigroup Global Markets, Inc. at 1%, dated 11/18/14 due 6/16/15 (Collateralized by Corporate Obligations valued at $255,174,750, 0% - 34.58%, 12/30/34 - 11/25/51)	236,371	235,000
Credit Suisse Securities (U.S.A.) LLC at:
0.46%, dated 5/27/15 due 6/3/15 (Collateralized by Corporate Obligations valued at $186,849,332, 0.3% - 8.85%, 4/15/32 - 6/12/50)	173,015	173,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
Credit Suisse Securities (U.S.A.) LLC at:
0.81%, dated 4/6/15 due 8/6/15 (Collateralized by Corporate Obligations valued at $166,519,557, 0.05% - 7.94%, 1/15/30 - 6/12/50)	$ 154,423	$ 154,000
0.83%, dated:
3/19/15 due 8/17/15 (Collateralized by U.S. Government Obligations valued at $7,222,927, 5.92%, 2/25/45)	7,024	7,000
4/2/15 due 8/20/15 (Collateralized by Corporate Obligations valued at $235,750,073, 0.32% - 8.85%, 1/15/19 - 3/25/47)	218,704	218,000
4/6/15 due 9/8/15 (Collateralized by Corporate Obligations valued at $188,150,754, 0.25% - 7.84%, 12/10/25 - 1/25/46)	174,622	174,000
4/8/15 due 8/26/15 (Collateralized by Corporate Obligations valued at $116,197,739, 0.44% - 11%, 2/25/17 - 12/31/49)	108,349	108,000
4/10/15 due 9/14/15 (Collateralized by Corporate Obligations valued at $204,351,760, 0.3% - 1.12%, 7/15/31 - 6/25/47)	189,684	189,000
4/21/15 due 9/18/15 (Collateralized by Corporate Obligations valued at $196,733,971, 0.06% - 8.4%, 6/15/25 - 4/10/49)	182,629	182,000
0.85%, dated 4/27/15 due 9/3/15 (Collateralized by U.S. Government Obligations valued at $56,693,084, 0% - 0.61%, 3/25/20 - 2/16/52)	55,168	55,000
0.87%, dated 5/29/15 due 9/1/15 (Collateralized by U.S. Government Obligations valued at $2,060,248, 5.92%, 3/25/45)	2,008	2,000
HSBC Securities, Inc. at 0.21%, dated 5/29/15 due 6/1/15 (Collateralized by Corporate Obligations valued at $186,904,966, 1.26% - 8.38%, 9/16/15 - 5/15/47)	178,003	178,000
J.P. Morgan Clearing Corp. at:
0.34%, dated 5/27/15 due 6/5/15 (Collateralized by Equity Securities valued at $234,789,264)	216,061	216,000
0.78%, dated:
5/19/15 due 8/27/15 (Collateralized by Corporate Obligations valued at $429,450,103, 2% - 4%, 1/15/16 - 3/15/45)	396,549	395,000
5/28/15 due 8/27/15 (Collateralized by Corporate Obligations valued at $1,087,883, 2.75%, 10/15/17 - 3/1/31)	1,003	1,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
J.P. Morgan Securities, LLC at:
0.16%, dated 5/29/15 due 6/1/15 (Collateralized by U.S. Government Obligations valued at $375,881,468, 0% - 10%, 6/10/15 - 12/16/56)	$ 367,005	$ 367,000
0.25%, dated 5/27/15 due 6/3/15 (Collateralized by U.S. Government Obligations valued at $443,936,542, 0.55% - 53.02%, 11/25/26 - 11/16/55)	431,021	431,000
0.78%, dated:
5/6/15 due 8/27/15 (Collateralized by Mortgage Loan Obligations valued at $551,074,840, 0% - 48.02%, 4/25/29 - 2/15/51)	511,989	510,000
5/13/15 due 8/27/15 (Collateralized by U.S. Government Obligations valued at $275,993,424, 1.23% - 9.25%, 3/31/16 - 12/29/49)	254,991	254,000
5/14/15 due 8/27/15 (Collateralized by Mortgage Loan Obligations valued at $609,318,008, 0% - 111.74%, 11/15/18 - 2/10/51)	566,151	564,000
5/28/15 due 8/27/15 (Collateralized by Mortgage Loan Obligations valued at $122,044,810, 0.38% - 5.77%, 7/25/35 - 6/15/49)	113,394	113,000
Merrill Lynch, Pierce, Fenner & Smith at:
0.21%, dated 5/29/15 due 6/1/15 (Collateralized by Equity Securities valued at $540,009,533)	500,009	500,000
0.28%, dated 5/28/15 due 6/4/15 (Collateralized by U.S. Government Obligations valued at $572,697,817, 0% - 32.34%, 4/15/20 - 4/20/65)	556,030	556,000
0.56%, dated 5/29/15 due 6/1/15 (Collateralized by Corporate Obligations valued at $871,600,673, 0% - 6.5%, 9/20/19 - 3/12/51)	807,038	807,000
0.81%, dated 5/7/15 due 8/5/15 (Collateralized by Equity Securities valued at $583,381,979)	541,094	540,000
0.87%, dated:
5/6/15 due 7/6/15 (Collateralized by Corporate Obligations valued at $387,963,618, 0.33% - 5.8%, 3/15/19 - 7/25/60)	359,529	359,000
5/28/15 due 7/8/15 (Collateralized by Mortgage Loan Obligations valued at $299,188,919, 0.32% - 6%, 5/8/31 - 6/10/49)	277,274	277,000
0.96%, dated:
4/2/15 due 8/4/15 (Collateralized by Corporate Obligations valued at $607,931,136, 0.33% - 7.71%, 9/20/15 - 7/25/60)	563,858	562,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
Merrill Lynch, Pierce, Fenner & Smith at:
5/21/15 due 9/25/15 (Collateralized by Mortgage Loan Obligations valued at $241,990,963, 0.3% - 7.25%, 10/25/35 - 5/15/52)	$ 224,759	$ 224,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
0.24%, dated 5/22/15 due 6/5/15 (Collateralized by Corporate Obligations valued at $64,901,405, 0% - 7.25%, 6/12/15 - 5/22/45)	62,006	62,000
0.26%, dated:
5/11/15 due 6/5/15 (Collateralized by Equity Securities valued at $178,217,807)	165,037	165,000
5/18/15 due 6/5/15 (Collateralized by Equity Securities valued at $112,331,361)	104,023	104,000
5/27/15 due 6/5/15 (Collateralized by Equity Securities valued at $46,440,474)	43,010	43,000
5/29/15 due 6/5/15 (Collateralized by Equity Securities valued at $46,441,015)	43,010	43,000
0.31%, dated 5/13/15 due 6/5/15 (Collateralized by Municipal Bond Obligations valued at $86,087,525, 0% - 7.43%, 2/4/16 - 5/15/2115)	82,023	82,000
0.8%, dated 5/20/15 due 7/20/15 (Collateralized by Corporate Obligations valued at $89,392,791, 0% - 10.5%, 6/26/15 - 2/15/44)	83,113	83,000
Mizuho Securities U.S.A., Inc. at:
0.19%, dated 5/29/15 due 6/1/15 (Collateralized by U.S. Government Obligations valued at $287,671,714, 1.2% - 8.55%, 11/15/15 - 1/15/68)	277,004	277,000
0.32%, dated:
5/19/15 due 6/2/15 (Collateralized by Equity Securities valued at $88,570,320)	82,010	82,000
5/22/15 due 6/5/15 (Collateralized by Equity Securities valued at $137,172,261)	127,016	127,000
5/27/15 due 6/5/15 (Collateralized by Equity Securities valued at $113,405,061)	105,013	105,000
5/28/15 due 6/5/15 (Collateralized by Equity Securities valued at $136,084,840)	126,016	126,000
0.52%, dated 5/20/15 due 6/3/15 (Collateralized by Corporate Obligations valued at $44,991,877, 1.98% - 6.52%, 5/7/24 - 9/15/67)	43,009	43,000
0.91%, dated:
3/2/15 due 6/1/15 (Collateralized by Corporate Obligations valued at $35,721,982, 0.33% - 1.91%, 2/25/35 - 8/25/46)	33,076	33,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
Mizuho Securities U.S.A., Inc. at:
4/15/15 due 7/14/15 (Collateralized by Mortgage Loan Obligations valued at $89,746,498, 0.32% - 6.12%, 11/25/34 - 7/25/46)	$ 83,189	$ 83,000
4/20/15 due 7/20/15 (Collateralized by Corporate Obligations valued at $46,489,304, 0.47% - 1.38%, 1/25/35 - 2/28/40)	43,099	43,000
5/4/15 due 8/3/15 (Collateralized by Corporate Obligations valued at $89,703,446, 0.34% - 5.33%, 1/25/35 - 7/25/45)	83,191	83,000
1.03%, dated 5/5/15 due 9/2/15 (Collateralized by Corporate Obligations valued at $89,709,247, 0.24% - 6.25%, 12/25/33 - 12/10/46)	83,285	83,000
RBC Capital Markets Co. at:
0.24%, dated 5/27/15 due 6/5/15 (Collateralized by U.S. Government Obligations valued at $132,689,954, 0% - 7.52%, 3/16/26 - 5/25/45)	129,012	129,000
0.31%, dated 3/23/15 due 6/5/15 (Collateralized by U.S. Government Obligations valued at $155,623,751, 3% - 7.07%, 1/25/30 - 5/25/45)	151,120	151,000
0.38%, dated:
4/30/15 due 6/5/15 (Collateralized by Municipal Bond Obligations valued at $90,585,866, 0% - 7.43%, 6/15/15 - 5/1/48)	86,082	86,000
5/29/15 due 6/5/15 (Collateralized by Equity Securities valued at $115,563,682)	107,101	107,000
0.4%, dated:
5/8/15 due 6/5/15 (Collateralized by Corporate Obligations valued at $47,532,672, 3.5% - 14%, 3/15/16 - 12/1/28)	44,015	44,000
5/19/15 due 6/2/15 (Collateralized by Mortgage Loan Obligations valued at $47,382,590, 0.25% - 6.88%, 4/15/25 - 11/12/49)	44,007	44,000
0.42%, dated 5/8/15 due 6/5/15 (Collateralized by Mortgage Loan Obligations valued at $117,459,924, 0% - 8%, 1/25/22 - 12/10/49)	109,039	109,000
SG Americas Securities, LLC at:
0.38%, dated 5/28/15 due 6/4/15 (Collateralized by Equity Securities valued at $213,849,052)	198,015	198,000
0.45%, dated 5/29/15 due 6/5/15 (Collateralized by Corporate Obligations valued at $91,038,263, 0% - 10.75%, 11/1/15 - 6/15/58)	86,008	86,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
SG Americas Securities, LLC at:
0.48%, dated 5/27/15 due:
6/1/15 (Collateralized by Corporate Obligations valued at $96,534,391, 1.35% - 11.5%, 2/1/16 - 4/1/35)	$ 91,006	$ 91,000
6/2/15 (Collateralized by Corporate Obligations valued at $98,276,870, 2.65% - 11.5%, 1/15/16 - 3/1/38)	91,007	91,000
6/3/15 (Collateralized by Corporate Obligations valued at $98,011,149, 0.4% - 12%, 5/31/15 - 3/30/67)	91,008	91,000
Wells Fargo Securities, LLC at:
0.21%, dated 5/29/15 due 6/1/15 (Collateralized by Equity Securities valued at $243,004,260)	225,004	225,000
0.35%, dated 5/28/15 due 6/3/15 (Collateralized by Corporate Obligations valued at $175,270,799, 0.23% - 7.5%, 6/4/15 - 7/1/2112)	167,010	167,000
0.4%, dated 5/28/15 due 6/4/15 (Collateralized by Corporate Obligations valued at $179,973,485, 1.35% - 11.88%, 7/15/15 - 9/1/66)	167,013	167,000
TOTAL OTHER REPURCHASE AGREEMENT (Cost $11,860,000)		11,860,000
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $112,582,235)		112,582,235
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(1,639,079)
NET ASSETS - 100%		$ 110,943,156
Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,354,000,000 or 1.2% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$71,293,000 due 6/01/15 at 0.12%
BNP Paribas Securities Corp.	$ 10,365
BNY Mellon Capital Markets LLC	16,898
Barclays Capital, Inc.	2,760
Credit Agricole CIB New York Branch	4,375
HSBC Securities (USA), Inc.	1,220
Mizuho Securities USA, Inc.	23,471
Societe Generale	3,755
Wachovia Bank NA	8,449
$ 71,293
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	May 31, 2015

Assets
Investment in securities, at value (including repurchase agreements of $12,287,293) - See accompanying schedule: Unaffiliated issuers (cost $112,582,235)		$ 112,582,235
Receivable for fund shares sold		1,282,441
Interest receivable		54,697
Prepaid expenses		42
Receivable from investment adviser for expense reductions		110
Other receivables		1,806
Total assets		113,921,331

Liabilities
Payable to custodian bank	$ 301
Payable for investments purchased	1,617,950
Payable for fund shares redeemed	1,328,525
Distributions payable	33
Accrued management fee	15,264
Other affiliated payables	13,391
Other payables and accrued expenses	2,711
Total liabilities		2,978,175

Net Assets		$ 110,943,156
Net Assets consist of:
Paid in capital		$ 110,941,939
Distributions in excess of net investment income		(421)
Accumulated undistributed net realized gain (loss) on investments		1,638
Net Assets, for 110,904,732 shares outstanding		$ 110,943,156
Net Asset Value, offering price and redemption price per share ($110,943,156 ÷ 110,904,732 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2015

Investment Income
Interest		$ 154,056

Expenses
Management fee	$ 92,564
Transfer agent fees	110,197
Accounting fees and expenses	1,540
Custodian fees and expenses	696
Independent trustees' compensation	242
Registration fees	1,120
Audit	83
Legal	115
Miscellaneous	3,970
Total expenses before reductions	210,527
Expense reductions	(62,005)	148,522
Net investment income (loss)		5,534
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		591
Net increase in net assets resulting from operations		$ 6,125

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2015	Year ended November 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,534	$ 12,101
Net realized gain (loss)	591	4,872
Net increase in net assets resulting from operations	6,125	16,973
Distributions to shareholders from net investment income	(5,955)	(11,663)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	152,709,366	289,140,184
Reinvestment of distributions	5,733	11,315
Cost of shares redeemed	(155,715,587)	(294,495,265)
Net increase (decrease) in net assets and shares resulting from share transactions	(3,000,488)	(5,343,766)
Total increase (decrease) in net assets	(3,000,318)	(5,338,456)

Net Assets
Beginning of period	113,943,474	119,281,930
End of period (including distributions in excess of net investment income of $421 and $0, respectively)	$ 110,943,156	$ 113,943,474

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31,	Years ended November 30,
	2015	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- E	- E	- E	- E	- E	.001
Net realized and unrealized gain (loss) E	-	-	-	-	-	-
Total from investment operations	- E	- E	- E	- E	- E	.001
Distributions from net investment income	- E	- E	- E	- E	- E	(.001)
Distributions from net realized gain	-	-	-	-	- E	-
Total distributions	- E	- E	- E	- E	- E	(.001)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB, C	.01%	.01%	.01%	.02%	.02%	.06%
Ratios to Average Net AssetsD
Expenses before reductions	.38%A	.37%	.37%	.38%	.37%	.37%
Expenses net of fee waivers, if any	.27%A	.24%	.28%	.36%	.34%	.37%
Expenses net of all reductions	.27%A	.24%	.28%	.36%	.34%	.37%
Net investment income (loss)	.01%A	.01%	.01%	.02%	.01%	.06%
Supplemental Data
Net assets, end of period (in millions)	$ 110,943	$ 113,943	$ 119,282	$ 116,471	$ 119,541	$ 118,986

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2015

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Cash Reserves (the Fund) is a fund of Fidelity Phillips Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The

Semiannual Report

2. Significant Accounting Policies - continued

Investment Transactions and Income - continued

principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. During the period, the Fund incurred an excise tax liability on undistributed net investment income which is included in Miscellaneous expense on the Statement of Operations. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation) on securities	$ -

Tax Cost	$ 112,582,235

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR), or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Reverse Repurchase Agreements. To enhance its yield, the Fund may enter into reverse repurchase transactions under master repurchase agreements whereby the Fund sells securities to a counterparty in return for cash and agrees to repurchase those securities at a future date and agreed upon price. During the period that reverse repurchase transactions are outstanding, the Fund identifies the securities as pledged in its records with an initial value at least equal to its principal obligation under the agreement. The cash proceeds received by the Fund may be invested in other securities. To the extent cash proceeds received from the counterparty exceed the value of the securities sold, the counterparty may request additional collateral from the Fund. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities sold. Information regarding securities sold under a reverse repurchase agreement, if any, is included at the end of the Fund's Schedule of Investments and the cash proceeds are recorded as a liability in the accompanying Statement of Assets and Liabilities. The Fund continues to receive interest and dividend payments on the securities sold during the term of the reverse repurchase agreement. At period end, there were no reverse repurchase agreements outstanding.

Semiannual Report

2. Significant Accounting Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

New Rule Issuance. In July 2014, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-9616, Money Market Fund Reform; Amendments to Form PF, which amends the rules governing money market funds. The final amendments impose different implementation dates for the changes that certain money market funds will need to make. Management is currently evaluating the implication of these amendments and their impact of the Final Rule to the Money Market Fund's financial statements and related disclosures.

3. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is calculated on the basis of a group fee rate plus a total income-based component. The annualized group fee rate averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. The total income-based component is calculated according to a graduated schedule providing for different rates based on the Fund's gross annualized yield. The rate increases as the Fund's gross yield increases.

During the period the income-based portion of this fee was $30,974 or an annualized rate of .06% of the Fund's average net assets. For the reporting period, the Fund's total annualized management fee rate was .17% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .20% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $2.

4. Expense Reductions.

The investment adviser or its affiliates voluntarily agreed to waive certain fees in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver was $61,894.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period by $110.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

5. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Phillips Street Trust and the Shareholders of Fidelity Cash Reserves:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Cash Reserves (a fund of Fidelity Phillips Street Trust) at May 31, 2015, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Cash Reserves's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

July 13, 2015

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 12, 2015. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
Elizabeth S. Acton
Affirmative	77,581,512,724.09	94.309
Withheld	4,681,595,131.74	5.691
TOTAL	82,263,107,855.83	100.000
John Engler
Affirmative	77,235,029,401.53	93.888
Withheld	5,028,078,454.30	6.112
TOTAL	82,263,107,855.83	100.000
Albert R. Gamper, Jr.
Affirmative	77,268,568,490.51	93.929
Withheld	4,994,539,365.32	6.071
TOTAL	82,263,107,855.83	100.000
Robert F. Gartland
Affirmative	77,545,384,692.59	94.266
Withheld	4,717,723,163.24	5.734
TOTAL	82,263,107,855.83	100.000
Abigail P. Johnson
Affirmative	77,356,390,361.37	94.036
Withheld	4,906,717,494.46	5.964
TOTAL	82,263,107,855.83	100.000
Arthur E. Johnson
Affirmative	77,271,251,758.26	93.932
Withheld	4,991,856,097.57	6.068
TOTAL	82,263,107,855.83	100.000
Michael E. Kenneally
Affirmative	77,580,680,421.27	94.308
Withheld	4,682,427,434.56	5.692
TOTAL	82,263,107,855.83	100.000
James H. Keyes
Affirmative	77,389,839,684.09	94.076
Withheld	4,873,268,171.74	5.924
TOTAL	82,263,107,855.83	100.000
Marie L. Knowles
Affirmative	77,416,264,861.99	94.109
Withheld	4,846,842,993.84	5.891
TOTAL	82,263,107,855.83	100.000
Geoffrey A. von Kuhn
Affirmative	77,407,603,118.64	94.098
Withheld	4,855,504,737.19	5.902
TOTAL	82,263,107,855.83	100.000
PROPOSAL 3
To modify the fund's fundamental concentration policy.
	# of Votes	% of Votes
Affirmative	67,499,475,472.38	83.144
Against	6,899,757,535.28	8.499
Abstain	6,718,713,409.83	8.276
Broker Non-Votes	66,522,213.09	0.081
TOTAL	81,184,468,630.58	100.000
PROPOSAL 4

For Fidelity Cash Reserves, a shareholder proposal requesting that the Board of Trustees institute procedures to prevent holding investments in companies that, in management's judgment, substantially contribute to genocide or crimes against humanity.B

	# of Votes	% of Votes
Affirmative	21,196,868,593.49	26.110
Against	54,494,505,799.77	67.125
Abstain	5,426,572,043.06	6.684
Broker Non-Votes	66,522,194.26	0.081
TOTAL	81,184,468,630.58	100.000
A Denotes trust-wide proposal and voting results. B Proposal was not approved by shareholders.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions

and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

CAS-SANN-0715
1.704549.117

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Phillips Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Phillips Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Phillips Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 27, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	July 27, 2015